Label	Element	Value
Gotham Enhanced Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001388485_SupplementTextBlock

GOTHAM ENHANCED RETURN FUND

Institutional Class Shares

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated September 1, 2016 to the Gotham Enhanced Return Fund’s (the “Fund”) Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated February 1, 2016, each as may be amended or supplemented from time to time

The information in this supplement updates and amends certain information contained in the Prospectus, Summary Prospectus and SAI for the Fund and should be read in conjunction with such documents.

Reduction in Expense Limitation for the Fund

Effective as of September 1, 2016, the Adviser has agreed to a reduction in the Fund’s Expense Limitation (defined below) from an annual rate of 2.25% to 2.15% of the Fund’s average daily net assets.  The Fund’s Prospectus, Summary Prospectus, and SAI are hereby amended to reflect these changes.

Additionally, the fee table and accompanying footnotes with respect to the Fund under the heading “Expenses and Fees” and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Enhanced Return Fund
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Gotham Enhanced Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.23%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,649

[1]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, "Acquired Fund" fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). Prior to September 1, 2016, the Expense Limitation was 2.25%. The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.